                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-10

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Avenue
         Suite 1130
         West Palm Beach, FL 33401

Form 13F File Number: 028-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill Jr.
Title: CFO
Phone: 561-832-4110

Signature, Place, and Date of Signing:


     /s/ Joseph W. O'Neill Jr.           West Palm Beach, FL        11-12-10
------------------------------------   ------------------------   --------------
            [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28-_________________     ___________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:          106
Form 13F Information Table Value Total:      288,508
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number     Name
---   --------------------     ----

___   28-_________________     ___________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                      VOTING AUTHORITY
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   -------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ ----
1st United Bancorp  Inc. (FL)  COM            33740N105      127    19759 SH       Sole               19759
ABBOTT LABORATORIES  COM STK   COM            002824100     5224   100000 SH       Sole              100000
ABINGTON CMNTY BANCORP INC COM COM            00350L109      214    20300 SH       Sole               20300
ALLEGIANT TRAVEL CO  COM STK   COM            01748X102     2116    50000 SH  PUT  Sole               50000
ALLETE INC           COM STK   COM            018522300     1472    40400 SH       Sole               40400
AMAZON COM INC       COM STK   COM            023135106     4712    30000 SH  PUT  Sole               30000
AMERICAN WATER WKS  CO INC     COM            030420103     6632   285000 SH       Sole              285000
AMERIS BANCORP       COM STK   COM            03076K108     2009   214901 SH       Sole              214901
ANNALY CAPITAL MANAGEMENT INC  COM            035710409     1357    77100 SH       Sole               77100
ARCHER-DANIELS MIDLAND CO COM  COM            039483102     2011    63000 SH       Sole               63000
BRIDGEPOINT EDUCATION INC      COM            10807M105     1314    85000 SH  PUT  Sole               85000
                                                            1082    70000 SH  PUT  Sole               70000
                                                            1546   100000 SH  PUT  Sole              100000
                                                             464    30000 SH  PUT  Sole               30000
                                                             309    20000 SH  PUT  Sole               20000
                                                             618    40000 SH  PUT  Sole               40000
BROADRIDG FIN                  COM            11133T103     2287   100000 SH       Sole              100000
CHESAPEAKE UTILITIES CORP COM  COM            165303108     1183    32652 SH       Sole               32652
CHICOS FAS INC       COM STK   COM            168615102     1283   122000 SH       Sole              122000
CLOUD PEAK ENERGY INC COM STK  COM            18911Q102     1186    65000 SH       Sole               65000
CNO FINANCIAL GROUP INC COM ST COM            12621E103    11479  2072100 SH       Sole             2072100
DEERE & CO COM                 COM            244199105     4550    65200 SH       Sole               65200
DEVON ENERGY CORP    COM STK   COM            25179M103     1483    22900 SH       Sole               22900
DINEEQUITY INC       COM STK   COM            254423106     3149    70000 SH  PUT  Sole               70000
                                                            2249    50000 SH  PUT  Sole               50000
                                                            1125    25000 SH  PUT  Sole               25000
                                                            1349    30000 SH  PUT  Sole               30000
                                                            1349    30000 SH  PUT  Sole               30000
                                                             675    15000 SH  PUT  Sole               15000
                                                             900    20000 SH  PUT  Sole               20000
                                                             675    15000 SH  PUT  Sole               15000
ENSCO INTL INC      ADR        COM            29358Q109     4294    96000 SH       Sole               96000
ENTERTAINMENT PROPERTIES TRUST COM            29380T105     1149    26600 SH  PUT  Sole               26600
EXXON MOBIL CORP     COM STK   COM            30231G102     2224    36000 SH       Sole               36000
FLOW INTERNATIONAL CORP (FORME COM            343468104     2669  1014858 SH       Sole             1014858
FST ADVNTG BNCRP               COM            31848L104      757    70600 SH       Sole               70600
FTI CONSULTING INC   COM STK   COM            302941109     3816   110000 SH  PUT  Sole              110000
                                                            3816   110000 SH  PUT  Sole              110000
                                                            1735    50000 SH  PUT  Sole               50000
GENESEE & WYO INC   CL A COM S COM            371559105      868    20000 SH  PUT  Sole               20000
GREAT PLAINS ENERGY INC COM ST COM            391164100      945    50000 SH       Sole               50000
GREEN MOUNTAIN COFFEE ROASTERS COM            393122106     3743   120000 SH  PUT  Sole              120000
                                                            1560    50000 SH  PUT  Sole               50000
                                                            2807    90000 SH  PUT  Sole               90000
                                                            3119   100000 SH  PUT  Sole              100000
                                                            4055   130000 SH  PUT  Sole              130000
                                                            1014    32500 SH  PUT  Sole               32500

                                                            1560    50000 SH  PUT  Sole               50000
                                                             936    30000 SH  PUT  Sole               30000
                                                            1560    50000 SH  PUT  Sole               50000
GULF IS FABRICATION INC COM ST COM            402307102     1238    68000 SH       Sole               68000
Grand Canyon Education Inc     COM            38526M106     1974    90000 SH  PUT  Sole               90000
HEINZ H J CO         COM STK   COM            423074103     5211   110000 SH       Sole              110000
HMN FINANCIAL INC    COM STK   COM            40424G108      234    73905 SH       Sole               73905
INDIANA CMNTY BANCORP COM STK  COM            454674102      326    26000 SH       Sole               26000
INTEL CORP           COM STK   COM            458140100     1920   100000 SH       Sole              100000
ITT EDL SVCS INC     COM STK   COM            45068B109     7027   100000 SH  PUT  Sole              100000
JARDEN CORP          COM STK   COM            471109108     2646    85000 SH  PUT  Sole               85000
                                                            1557    50000 SH  PUT  Sole               50000
JOHNSON & JOHNSON   COM        COM            478160104     2107    34000 SH       Sole               34000
LANCASTER COLONY CORP COM STK  COM            513847103     8631   181701 SH       Sole              181701
LANCE INC            COM STK   COM            514606102    13206   620000 SH       Sole              620000
MARKET VECTORS GOLD MINERS     COM            57060U100     1398    25000 SH       Sole               25000
MB FINANCIAL INC               COM            55264U108     1087    67000 SH       Sole               67000
MICROSOFT CORP       COM STK   COM            594918104     3429   140000 SH       Sole              140000
MONROE BANCORP       COM STK   COM            610313108      704   153013 SH       Sole              153013
MONSANTO CO (NEW)    COM STK   COM            61166W101     2636    55000 SH       Sole               55000
MVC CAP INC          COM STK   COM            553829102     3864   297900 SH       Sole              297900
NETFLIX INC          COM STK   COM            64110L106     2432    15000 SH  PUT  Sole               15000
                                                            3243    20000 SH  PUT  Sole               20000
                                                            1622    10000 SH  PUT  Sole               10000
                                                            3243    20000 SH  PUT  Sole               20000
NEW YORK TIMES CO   CL A COM S COM            650111107      774   100000 SH       Sole              100000
NEWMONT MINING CORP  COM STK   COM            651639106     2060    32800 SH       Sole               32800
NORDSTROM INC COM              COM            655664100     1116    30000 SH  PUT  Sole               30000
NORTHFIELD BANCORP             COM            66611L105      761    70288 SH       Sole               70288
NUCOR CORP           COM STK   COM            670346105     2101    55000 SH       Sole               55000
OLD REP INTL CORP    COM STK   COM            680223104    10802   779900 SH       Sole              779900
PATTERSON-UTI ENERGY INC (EX P COM            703481101     3749   219500 SH       Sole              219500
PMI GROUP INC        COM STK   COM            69344M101      551   150000 SH       Sole              150000
POTLATCH HOLDINGS   INC COM    COM            737630103     1700    50000 SH       Sole               50000
RADIOSHACK CORP DEL  COM STK   COM            750438103     3413   160000 SH       Sole              160000
SEACOAST BKG CORP   FLA COMMON COM            811707306     4739  3884472 SH       Sole             3884472
SPDR GOLD TRUST                COM            78463V107     6695    52342 SH       Sole               52342
STRAYER ED INC       COM STK   COM            863236105     1745    10000 SH  PUT  Sole               10000
                                                            2618    15000 SH  PUT  Sole               15000
STRYKER CORP COM               COM            863667101     9459   189000 SH       Sole              189000
TIME WARNER INC                COM            887317303     2197    71666 SH       Sole               71666
TRADESTATION GP                COM            89267P105     2632   400000 SH       Sole              400000
VALERO ENERGY CORP             COM            91913Y100      525    30000 SH  CALL Sole               30000
VF CORP              COM STK   COM            918204108     4197    51800 SH       Sole               51800
WESTERN UNION CO               COM            959802109     3711   210000 SH       Sole              210000
ZIMMER HOLDINGS INC  COM STK   COM            98956P102     4541    86783 SH       Sole               86783
FEDERAL NATIONAL    MORTGAGE A PFD            313586737       49   123600 SH       Sole              123600
FPRS 6.5% CONV PFD             PFD            345395206     2978    62500 SH       Sole               62500
HEINZ FINANCE CO    PFD        PFD            42307T306     6224       58 SH       Sole                  58
STATOIL ASA                    ADR            85771P102     4196   200000 SH       Sole              200000
VALE S.A             ADR       ADR            91912E105     1564    50000 SH  PUT  Sole               50000
                                                            5629   180000 SH  PUT  Sole              180000
                                                            3127   100000 SH  PUT  Sole              100000
                                                            3127   100000 SH  PUT  Sole              100000

                                                            2814    90000 SH  PUT  Sole               90000
                                                            2189    70000 SH  PUT  Sole               70000
ABERDEEN ASIA-PACIFIC INCOME F                003009107     1411   202778 SH       Sole              202778
GABELLI DIVID & INCOME TR COM                 36242H104      489    35100 SH       Sole               35100
ANR 7.25% 8-1-14               CONV           350472AC0     6143  6000000 PRN      Sole             6000000